Retirement Plans - Expected Benefit Payments (Details) $ in Millions	Dec. 31, 2024 USD ($)
Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2025	$ 452
2026	457
2027	466
2028	470
2029	470
2030-2034	2,535
Other Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2025	13
2026	12
2027	11
2028	10
2029	9
2030-2034	$ 44